Fair value measurements - Schedule of financial instruments measured at fair value (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair value measurements
Equity investments with readily determinable fair values	$ 1,050,633
Recurring
Fair value measurements
Investments in structured deposits and wealth management products	65,517	$ 72,050
Equity investments with readily determinable fair values	1,050,633
Level 1 | Recurring
Fair value measurements
Equity investments with readily determinable fair values	1,050,633
Level 2 | Recurring
Fair value measurements
Investments in structured deposits and wealth management products	$ 65,517	$ 72,050